MARKETABLE SECURITIES: (Schedule of Changes in Fair Value of Company's Marketable Securities) (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Investments, Debt and Equity Securities [Abstract]
Balance at beginning of the period	$ 1,709	$ 21,652	$ 21,652
Additions	10,006	4,065	6,716
Sale or maturity	(1,734)	(18,946)	(26,784)
Change in fair value during the period	(135)	$ 59	125
Balance at end of the period	$ 9,846		$ 1,709